Foreign currency assets and liabilities (Tables)	12 Months Ended
Jun. 30, 2021
Schedule of book amounts of foreign currency assets and liabilities
Item / Currency (1)	Amount (2)	Peso exchange rate (3)	Total as of 06.30.21	Total as of 06.30.20
Assets
Trade and other receivables
US Dollar	34	95.52	3,250	4,529
Euros	-	113.096	24	1,323
Receivables with related parties:
US Dollar	20	95.72	1,922	467
Total trade and other receivables			5,196	6,319
Investments in financial assets
US Dollar	7	95.52	675	5,412
Pounds	1	131.877	100	117
New Israel Shekel	21	29.356	610	-
Investments with related parties:
US Dollar	23	95.72	2,242	1,820
Total investments in financial assets			3,627	7,349
Cash and cash equivalents
US Dollar	11	95.52	1,054	19,553
Euros	-	113.096	1	2,324
Total cash and cash equivalents			1,055	21,877
Total Assets			9,878	35,545

Liabilities
Trade and other payables
US Dollar	13	95.72	1,209	19,813
Euros	-	113.572	32	458
Payables to related parties:
US Dollar	1	95.72	53	-
Total Trade and other payables			1,294	20,271
Borrowings
US Dollar	523	95.72	50,094	91,511
Borrowings with related parties
US Dollar	15	95.72	1,455	529
Total Borrowings			51,549	92,040
Derivative financial instruments
US Dollar	1	95.72	58	143
Total derivative financial instruments			58	143
Lease liabilities
US Dollar	8	95.72	782	12
Lease liabilities with related parties
US Dollar	-	95.72	6	-
Total lease liabilities			788	12
Total Liabilities			53,689	112,466